Cash and cash equivalents (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash		$ 14,446,534	$ 14,131,396
Cash equivalents - Private securities	[1]	4,483,260	245,127
Fixed deposits	[2]	30,216,269	0
Total cash and cash equivalents		$ 49,146,063	$ 14,376,523

[1]	Applications in Bank Deposit Certificates (“CDB’s”), issued by financial institutions in Brazil, available for redemption in up to 90 days.
[2]	Fixed term deposits in US Dollars with original maturities of 90 days or less.